Other Provisions (Details) - Schedule of Shows the Changes in Provisions - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Shows the Changes in Provisions [Line Items]
Balance	$ 36,711	$ 36,895
Provisions established	3,379	2,144
Provisions used	(1,592)
Provisions released	(478)	(2,328)
Balance	38,020	36,711
Provisions for Obligations of Customer Loyalty and Merit Programs [Member]
Schedule of Shows the Changes in Provisions [Line Items]
Balance	33,609	35,937
Provisions established	2,633
Provisions used
Provisions released		(2,328)
Balance	36,242	33,609
Provisions for Operational Risk [Member]
Schedule of Shows the Changes in Provisions [Line Items]
Balance	2,838	694
Provisions established	746	2,144
Provisions used	(1,592)
Provisions released	(478)
Balance	1,514	2,838
Provisions for Lawsuits and Litigation [Member]
Schedule of Shows the Changes in Provisions [Line Items]
Balance
Provisions established
Provisions used
Provisions released
Balance
Other Provisions for Contingencies [Member]
Schedule of Shows the Changes in Provisions [Line Items]
Balance	264	264
Provisions established
Provisions used
Provisions released
Balance	$ 264	$ 264